Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Liabilities	$ 910,763,491		$ 1,016,748,973
Chile Segment [Member]
Statement [Line Items]
Liabilities	479,278,341		457,517,605
International Business Segment [Member]
Statement [Line Items]
Liabilities	170,050,938		172,893,966
Wines Segment [Member]
Statement [Line Items]
Liabilities	139,805,629		112,427,830
Other Segments [Member]
Statement [Line Items]
Liabilities	$ 121,628,583	[1]	$ 273,909,572

[1]	Others include liabilities corresponding to the Corporate Support Units.